Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Summary of Trade and Other Receivables

	2026	2025
	US$M	US$M
Trade receivables	3,807	3,081
Other receivables	1,283	1,172
Total	5,090	4,253
Comprising:
Current	5,011	4,116
Non-current	79	137